Earnings (loss) per share (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) R$ / shares shares	Dec. 31, 2016 BRL (R$) R$ / shares shares	Dec. 31, 2015 BRL (R$) R$ / shares shares	Dec. 31, 2017 $ / shares
Basic [Abstract]
Profit (loss) attributable to equity holders of the parent | R$	R$ 43,793	R$ (360,789)	R$ (214,952)
Weighted average number of ordinary shares outstanding (in shares)	45,637,000	45,637,000	45,637,000
Basic profit (loss) per share (in reais per share) | R$ / shares	R$ 0.9596	R$ (7.9057)	R$ (4.7101)
Diluted [Abstract]
Profit (loss) attributable to equity holders of the parent | R$	R$ 43,793	R$ (360,789)	R$ (214,952)
Weighted average number of ordinary shares outstanding (shares/thousand)	45,691,000	45,637,000	45,637,000
Diluted profit (loss) per share (in reais per share) | R$ / shares	R$ 0.9585	R$ (7.9057)	R$ (4.7101)
Number of warrants outstanding excluded from computation of earnings per share (in shares)	28,249,999
Warrants exercise price (in dollars per share) | $ / shares				$ 11.50
Basic [Abstract]
Profit (loss) from continuing operations attributable to equity holders of the parent | R$	R$ 39,714	R$ (360,830)	R$ (210,431)
Weighted average number of ordinary shares (shares/thousand)	45,637,000	45,637,000	45,637,000
Basic profit (loss) per share (in reais per share) | R$ / shares	R$ 0.8702	R$ (7.9066)	R$ (4.6110)
Diluted [Abstract]
Profit (loss) from continuing operations attributable to equity holders of the parent | R$	R$ 39,714	R$ (360,830)	R$ (210,431)
Weighted average number of ordinary shares (shares/thousand)	45,691,000	45,637,000	45,637,000
Diluted profit (loss) per share (in reais per share) | R$ / shares	R$ 0.8692	R$ (7.9066)	R$ (4.6110)